Related Party Transactions - Schedule of Transactions with Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Sales	€ 10,524,288		€ 306,651		€ 1,380,547
Services received	(582,440)	[1]	(1,133,890)	[2]	(1,139,518)	[3]
Purchases					(1,201,244)
Total	9,941,848		(827,239)		(960,215)
Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Sales			742		28,419
Services received		[1]		[2]		[3]
Purchases
Total			742		28,419
Senior partner [Member]
Disclosure of transactions between related parties [line items]
Sales					2,418
Services received	(582,440)	[1]	(1,133,890)	[2]	(1,139,518)	[3]
Purchases
Total	(582,440)		(1,133,890)		(1,137,100)
Other group companies [Member]
Disclosure of transactions between related parties [line items]
Sales	10,524,288		305,909		1,349,710
Services received		[1]		[2]		[3]
Purchases					(1,201,244)
Total	€ 10,524,288		€ 305,909		€ 148,466

[1]	Comprised of selling and administrative – related parties of €360,787, salaries and benefits – related parties of €140,333 (including stock-based compensation of €132,015 from RSU) and interest expense – related parties of €81,320.
[2]	Comprised of selling and administrative – related parties of €848,832, salaries and benefits – related parties of €101,281 (including stock-based compensation of €88,248) and interest expense – related parties of €183,777.
[3]	Comprised of selling and administrative – related parties of €1,010,769, salaries and benefits – related parties of €9,999 and interest expense – related parties of €118,750.